Share-based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions		1 Months Ended	12 Months Ended
	Mar. 07, 2011	Sep. 30, 2019 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 ¥ / shares	Dec. 31, 2020 USD ($)	Mar. 18, 2020 shares	Mar. 17, 2020 shares	Dec. 31, 2019 USD ($)
Weighted average grant date fair value of options granted | (per share)			$ 0.30	¥ 1.96		¥ 0	$ 0.21	¥ 1.44
Stock Issued During Period, Shares, Employee Benefit Plan			5,000,000
Share-based Payment Arrangement, Cash Used to Settle Award | $			$ 0		$ 0		$ 0
Amount of cost expensed and capitalized under share-based payment arrangement | $			$ 0		$ 0		$ 0
Treasury stock [Member]
Stock Issued During Period, Shares, Employee Benefit Plan			(5,000,000)
Vesting of restricted share units, shares			190,160
Restricted Stock [Member]
Award vesting period			4 years
Award vesting percentage	25.00%
Restricted shares, Granted			2,607,000		10,428,000		14,500,000
Vesting of restricted share units, shares			9,857,000		0
Restricted Stock Units (RSUs) [Member]
Restricted shares, Granted			9,611,020		0		0
Vesting of restricted share units, shares			0
2012 Incentive Plan [Member]
Award vesting period			4 years
2019 Incentive Plan and the Amended and Restated 2019 Share Incentive Plan [Member]
Award vesting period			4 years
Unrecognized compensation expenses, unvested awards				¥ 62.6		¥ 58.3			$ 9,600,000			$ 8,400,000
Unrecognized compensation expenses, weighted average period for recognition			2 years 8 months 12 days		2 years 10 months 24 days
2019 Incentive Plan and the Amended and Restated 2019 Share Incentive Plan [Member] | Kastle Limited [Member]
Share based compensation arrangement, shares issued during period		25,428,430
2019 Incentive Plan [Member] | Common Class A [Member]
Ordinary shares, shares authorized										100,000,000	40,000,000
2019 Incentive Plan [Member] | Common Class A [Member] | Maximum [Member]
Award vesting period			4 years
2019 Incentive Plan [Member] | Common Class A [Member] | Minimum [Member]
Award vesting period